485(B) EXTENSION NOTICE

SEC Registration Nos.

2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 49

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 49

The Calvert Fund

Calvert Long Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing XX on November 30, 2004

pursuant to paragraph (b) pursuant to paragraph (b)

__ 60 days after filing __ on (date)

pursuant to paragraph (a) pursuant to paragraph (a)

of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 29th day of October, 2004.

THE CALVERT FUND

By:

_________**__________

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature Title Date

__________**____________ President and Trustee 10/29/04

Barbara J. Krumsiek (Principal Executive Officer)

__________**____________ Principal Accounting Officer 10/29/04

Ronald M. Wolfsheimer

__________**____________ Trustee 10/29/04

Richard L. Baird, Jr.

__________**____________ Trustee 10/29/04

Frank H. Blatz, Jr., Esq.

__________**____________ Trustee 10/29/04

Douglas E. Feldman

__________**____________ Trustee 10/29/04

Peter W. Gavian

__________**____________ Trustee 10/29/04

John G. Guffey, Jr.

__________**____________ Trustee 10/29/04

M. Charito Kruvant

__________**____________ Trustee 10/29/04

Arthur J. Pugh

__________**____________ Trustee 10/29/04

David R. Rochat

__________**____________ Trustee 10/29/04

D. Wayne Silby

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney

/s/ Ivy Wafford Duke